Schedule of Investments (unaudited)	iShares® High Yield Corporate Bond BuyWrite Strategy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	221,185	$16,883,051

Total Investment Companies
(Cost: $16,515,521)		16,883,051

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	180,000	180,000

Total Short-Term Securities — 1.1%
(Cost: $180,000)		180,000

Total Investments Before Options Written — 100.9%
(Cost: $ 16,695,521)		17,063,051

Options Written — (1.0)%
(Premiums Received: $ (176,142))		(160,416)

Total Investments, Net of Options Written — 99.9%
(Cost: $16,519,379)		16,902,635

Other Assets Less Liabilities — 0.1%		11,845

Net Assets — 100.0%		$16,914,480

(a)	Affiliate of the Fund.

(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$80,000	(a)	$—	$—	$—	$180,000	180,000	$632	$—
iShares iBoxx $ High Yield Corporate Bond ETF	9,440,381	8,427,983		(1,526,936)	14,225	527,398	16,883,051	221,185	172,012	—
					$14,225	$527,398	$17,063,051		$172,644	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	2,211	02/17/23	USD	76.00	USD	16,877	$(160,416)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Corporate Bond BuyWrite Strategy ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$16,883,051	$—	$—	$16,883,051
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$17,063,051	$—	$—	$17,063,051
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(160,416)	$—	$(160,416)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviations

USD	United States Dollar

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